CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash		$ 57,732	$ 0
Prepaid expenses		34,334	0
Total Current Assets		92,066	0
Deferred offering costs		0	100,231
Cash and marketable securities held in Trust Account		58,679,991	0
TOTAL ASSETS		58,772,057	100,231
Current liabilities
Accrued expenses		756,770	225
Promissory note - related party		0	100,498
Total Current Liabilities		756,770	103,723
Deferred underwriting fee payable		2,012,430	0
TOTAL LIABILITIES		2,769,200	100,723
Commitments
Common stock subject to possible redemption, 5,002,149 shares at redemption value		51,002,849	0
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 30,000,000 shares authorized; 2,540,342 and 1,437,500 shares issued and outstanding (excluding 5,002,149 and no shares subject to possible redemption) at at December 31, 2020 and 2019, respectively	[1]	254	144
Additional paid in capital		6,062,048	24,856
Stock subscription receivable		0	(25,000)
Accumulated deficit		(1,062,294)	(492)
Total Stockholders' Equity (Deficit)		5,000,008	(492)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)		$ 58,772,057	$ 100,231

[1]	At December 31, 2019, includes up to 187,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).